Systems, Equipment and Other Assets Related to Contracts, net and Property, Plant and Equipment, net - Systems & Equipment and PPE (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Fixed assets
Systems, equipment and other assets related to contracts, net	$ 928	$ 899
Property, plant and equipment - net	119	118
Systems & Equipment, net
Fixed assets
Systems, equipment and other assets related to contracts, gross	3,059	2,944
Accumulated depreciation	(2,131)	(2,045)
Systems, equipment and other assets related to contracts, net	928	899
Systems & Equipment, net | Land
Fixed assets
Systems, equipment and other assets related to contracts, gross	0	0
Systems & Equipment, net | Buildings
Fixed assets
Systems, equipment and other assets related to contracts, gross	0	0
Systems & Equipment, net | Terminals and systems
Fixed assets
Systems, equipment and other assets related to contracts, gross	2,843	2,720
Systems & Equipment, net | Furniture and equipment
Fixed assets
Systems, equipment and other assets related to contracts, gross	131	127
Systems & Equipment, net | Construction in progress
Fixed assets
Systems, equipment and other assets related to contracts, gross	86	97
PPE, net
Fixed assets
Property, plant and equipment, gross	401	398
Accumulated depreciation	(282)	(281)
Property, plant and equipment - net	119	118
PPE, net | Land
Fixed assets
Property, plant and equipment, gross	1	1
PPE, net | Buildings
Fixed assets
Property, plant and equipment, gross	67	60
PPE, net | Terminals and systems
Fixed assets
Property, plant and equipment, gross	0	0
PPE, net | Furniture and equipment
Fixed assets
Property, plant and equipment, gross	306	315
PPE, net | Construction in progress
Fixed assets
Property, plant and equipment, gross	$ 28	$ 21